Supplemental Cash Flow Information - Details of Other in the Consolidated Statement of Cash Flow (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other In Consolidated Statement Of Cash Flow [abstract]
Non-cash employee benefit charges	$ 147	$ 139
Net (gains) losses on foreign exchange and derivative financial instruments	(49)	195
Fair value adjustments (see note 5)	(17)	2
Other	70	(38)
Total	$ 151	$ 298